UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549


				   FORM 24F-2
			Annual Notice of Securities Sold
			      Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:

	AQR Funds
	Two Greenwich Plaza
	Greenwich, CT 06830
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):	             [ ]

	AQR TM Small Cap Multi-Style Fund
	AQR TM International Multi-Style Fund
	AQR TM Emerging Multi-Style Fund
	AQR TM Large Cap Multi-Style Fund
	AQR Global Equity Fund
	AQR International Equity Fund
	AQR International Momentum Style Fund
	AQR Large Cap Momentum Style Fund
	AQR Small Cap Momentum Style Fund
	AQR TM International Momentum Style Fund
	AQR TM Large Cap Momemtum Style Fund
	AQR TM Small Cap Momentum Style Fund
	AQR Large Cap Defensive Style Fund
	AQR International Defensive Style Fund
	AQR Emerging Defensive Style Fund
	AQR Large Cap Multi-Style Fund
	AQR Small Cap Multi-Style Fund
	AQR International Multi-Style Fund
	AQR Emerging Multi-Style Fund
	AQR Emerging Momentum Style Fund
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3.	Investment Company Act File Number:  811-22235

	Securities Act File Number:  333-153445
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4(a). 	Last day of fiscal year for which this form is filed:

	September 30, 2015
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4(b). 	[ ]   Check box if this Form is being filed late (i.e., more
	      than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).   [ ]   Check box if this is the last time the issuer will be
	      filing this Form.
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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$  3,423,519,057
     						-------------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$  1,548,969,608
						-------------------

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

						$  0
						--------------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						$  1,548,969,608
						--------------------

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$  1,874,549,449
						--------------------

	(vi)	Redemption credits available for use in future years
		-if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:
						$  0
						--------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x        0.0001007
						---------------------

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$ 	188,767.13
						---------------------
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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect
	before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the
	fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state
	that number here: -0- .
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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

						+$      0
						----------------------

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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:


						=$       188,767.13
						----------------------

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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

	12/23/2015

	Method of Delivery:

	[X]	Wire Transfer
	[ ]	Mail or other means


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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)* /s/ Melissa Schlisman
			   --------------------------------------
     	                   Melissa Schlisman

Date 12/23/2015

*Please print the name and title of the signing officer below the signature.